SEGMENT REPORTING - Schedule of Long-lived Assets, Consisting of Property, Plant and Equipment, by Geographical Area (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
SEGMENT REPORTING
Long-lived assets	$ 1,092	$ 1,258
China
SEGMENT REPORTING
Long-lived assets	962	1,058
Other
SEGMENT REPORTING
Long-lived assets	$ 130	$ 200